Goodwill and intangible assets - Cash generating units (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and intangible assets
Goodwill	€ 510	€ 585
Indefinite life intangible assets	€ 716	784
Projected cashflow estimate period	5 years
Europe and ANZ
Goodwill and intangible assets
Goodwill	€ 124	136
Indefinite life intangible assets	238	147
Americas
Goodwill and intangible assets
Goodwill	386	449
Indefinite life intangible assets	476	631
Others
Goodwill and intangible assets
Indefinite life intangible assets	€ 2	€ 6